Form N-1A Cover	Apr. 29, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BAILLIE GIFFORD FUNDS
Entity Central Index Key	0001120543
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 29, 2026
Prospectus Date	Apr. 30, 2026